UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS CROCI® U.S. Fund

(formerly Deutsche CROCI® U.S. Fund)

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 10.3%
Automobiles 2.6%
General Motors Co.	572,275	22,547,635
Household Durables 7.7%
D.R. Horton, Inc.	525,324	21,538,284
Garmin Ltd.	364,875	22,257,375
Mohawk Industries, Inc.*	102,548	21,972,960
		65,768,619
Consumer Staples 10.7%
Beverages 5.4%
Coca-Cola Co.	515,163	22,595,049
PepsiCo, Inc.	222,356	24,207,898
		46,802,947
Food Products 2.6%
Tyson Foods, Inc. "A"	322,484	22,203,023
Household Products 2.7%
Procter & Gamble Co.	296,778	23,166,491
Financials 16.8%
Banks 7.2%
Citigroup, Inc.	306,847	20,534,201
JPMorgan Chase & Co.	193,759	20,189,688
U.S. Bancorp.	426,326	21,324,826
		62,048,715
Consumer Finance 9.6%
American Express Co.	214,766	21,047,068
Capital One Financial Corp.	224,681	20,648,184
Discover Financial Services	279,830	19,702,830
Synchrony Financial	614,041	20,496,689
		81,894,771
Health Care 15.6%
Biotechnology 7.9%
Amgen, Inc.	123,561	22,808,125
Biogen, Inc.*	77,085	22,373,150
Gilead Sciences, Inc.	320,674	22,716,546
		67,897,821
Pharmaceuticals 7.7%
Johnson & Johnson	175,334	21,275,028
Merck & Co., Inc.	367,500	22,307,250
Pfizer, Inc.	610,244	22,139,652
		65,721,930
Industrials 9.5%
Airlines 2.4%
Southwest Airlines Co.	413,722	21,050,175
Industrial Conglomerates 2.5%
Honeywell International, Inc.	147,112	21,191,484
Machinery 2.3%
Cummins, Inc.	145,691	19,376,903
Professional Services 2.3%
ManpowerGroup, Inc.	229,382	19,740,615
Information Technology 7.6%
IT Services
Amdocs Ltd.	331,092	21,914,979
Cognizant Technology Solutions Corp. "A"	284,787	22,495,325
International Business Machines Corp.	150,280	20,994,116
		65,404,420
Materials 2.4%
Chemicals
LyondellBasell Industries NV "A"	186,369	20,472,635
Telecommunication Services 1.3%
Diversified Telecommunication Services
AT&T, Inc.	335,507	10,773,130
Utilities 24.3%
Electric Utilities 13.4%
American Electric Power Co., Inc.	332,105	22,998,271
Exelon Corp.	548,973	23,386,250
NextEra Energy, Inc.	138,536	23,139,668
PPL Corp.	808,160	23,072,968
Xcel Energy, Inc.	493,551	22,545,410
		115,142,567
Multi-Utilities 10.9%
CMS Energy Corp.	490,208	23,177,034
Consolidated Edison, Inc.	291,979	22,768,522
DTE Energy Co.	216,890	22,476,311
Sempra Energy	212,641	24,689,747
		93,111,614
Total Common Stocks (Cost $843,052,563)		844,315,495
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $11,983,908)	11,983,908	11,983,908
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $855,036,471)	99.9	856,299,403
Other Assets and Liabilities, Net	0.1	773,233
Net Assets	100.0	857,072,636

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investment during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.85% (a)
9,226,635	87,445,314	84,688,041	—	—	74,744	—	11,983,908	11,983,908
9,226,635	87,445,314	84,688,041	—	—	74,744	—	11,983,908	11,983,908

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$844,315,495	$—	$—	$844,315,495
Short-Term Investment	11,983,908	—	—	11,983,908
Total	$856,299,403	$—	$—	$856,299,403

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® U.S. Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018